INVESTMENT IN JOINT VENTURE - Summarised financial information, Statement of comprehensive profit (Details) - USD ($)		12 Months Ended
	Oct. 17, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Profit (loss)		$ (429,000)	$ (8,268,000)	$ 23,916,000
THI
Disclosure of joint ventures [line items]
Profit (loss)		$ (47,000)
Ownership interest	70.00%	70.00%
Total share loss of joint venture		$ (33,000)